Short Term Investments	6 Months Ended
Sep. 30, 2024
Short Term Investments [Abstract]
Short term investments
9	Short term investments

The components of short term investments were as follows:

(In USD)

As at	September 30, 2024	March 31, 2024

Certificate of deposits*	$-	$298,495
Short term investments	$-	$298,495

*	In April 2024, Lease Plan India Private Limited invoked the bank guarantee provided as collateral, resulting in the adjustment of a fixed deposit amounting to $127,609. As on September 30, 2024 and March 31, 2024, this has been adjusted against the outstanding liability of Leaseplan India Private Limited (Refer Note 13).

During the six months ended September 30, 2024, the Company has adjusted the certificate of deposits with Mahindra & Mahindra Financial Services Limited amounting to$261,031 against the corresponding debt.